SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Warrants, Outstanding, Beginning balance	67,335,714	54,660,034	48,972,279
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.12	$ 0.13	$ 0.12
Weighted Average Remaining Contractual Life (In Years)	4 years 6 months 25 days	3 years 10 months 20 days	3 years 14 days	2 years 7 months 20 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 331,500	$ 321,000	$ 1,248,452
Number of Warrants, Exercisable, Beginning balance	67,335,714	54,660,034	48,972,279
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable	4 years 6 months 25 days	3 years 10 months 20 days	3 years 14 days	2 years 7 months 20 days
Aggregate Intrinsic Value, Exercisable, Beginning balance	$ 331,500	$ 319,000	$ 1,248,452
Number of Warrants, Granted	16,700,000	20,000,000	16,785,714
Weighted Average Exercise Price, Granted	$ 0.0895	$ 0.04	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Granted	7 years 9 months 10 days
Aggregate Intrinsic Value, Granted, Beginning balance	$ 49,920
Number of Warrants, Exercised		(2,500,000)	(11,097,959)
Weighted Average Exercise Price, Exercised		$ 0.001	$ 0.07
Number of Warrants, Cancelled/Forfeited	(3,000,000)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 0.2299	$ 0.11
Number of Warrants, Outstanding, Ending balance	81,035,714	67,335,714	54,660,034	48,972,279
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.0895	$ 0.12	$ 0.13	$ 0.12
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 1,853,660	$ 331,500	$ 321,000	$ 1,248,452
Number of Warrants, Exercisable, Ending balance	81,035,714	67,335,714	54,660,034	48,972,279
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.10	$ 0.12
Aggregate Intrinsic Value, Exercisable, Ending balance	$ 1,853,660	$ 331,500	$ 319,000	$ 1,248,452
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.12	$ 0.13	$ 0.12
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardNonOptionsExercisableWeightedAverageRemainingContractualTermGranted]		8 years 11 months 15 days	4 years 18 days
Number of Warrants, Cancelled/Forfeited		(4,824,320)
Aggregate Intrinsic Value, Outstanding, Beginning balance		$ 319,000
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.12	$ 0.13	$ 0.12